Note 7. Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
7.	DEPOSITS

Time deposits include certificates of deposit in denominations of $100,000 or more.  Such deposits aggregated $81.5 million and $76.5 million at December 31, 2011 and 2010, respectively.

Interest expense on certificates of deposit $100,000 and over amounted to $1.5 million in 2011, $1.5 million in 2010, and $1.5 million in 2009.

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2011.

3 months or less	$11,765,647
Over 3 through 6 months	9,508,364
Over 6 through 12 months	17,372,460
Over 12 months	42,865,800
Total	$81,512,271

The following table sets forth the remaining maturity of all time deposits at December 31, 2011.

12 month or less	$86,615,773
12 months through 24 months	33,015,092
24 months through 36 months	16,956,540
36 months through 48 months	19,458,324
48 months through 60 months	15,755,933
Over 60 months	4,374
$171,806,036